Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Notional Amount of Interest Rate Derivatives	$ 7,700,000	$ 7,700,000	$ 7,700,000
Derivative, Swaption Interest Rate	3.71%	3.71%	3.71%
Credit Derivative, Term		15	15
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	1,199,171	1,199,171	1,012,499
Unrealized Gain (Loss) on Derivatives	(187,001)	(5,214)	(5,214)
Non Cash Other Expense Member
Unrealized Gain (Loss) on Derivatives		$ 187,000